COMMITMENTS AND CONTINGENCIES (Details) - USD ($)					3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 10, 2023	Jan. 23, 2023	Dec. 12, 2022	Nov. 16, 2022	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jan. 11, 2023	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Shares Outstanding					21,257,708	21,257,708	21,257,708		21,257,708
Common stock, par value per share					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Shares held back to satisfy the conditions						58,851,657	59,178,609		60,000,244
PRIVETERRA ACQUISITION CORP.
COMMITMENTS AND CONTINGENCIES
Deferred fee per unit						$ 0.35	$ 0.35
Deferred underwriting discount						$ 9,660,000	$ 9,660,000
Deferred underwriting commission		$ 4,636,800		$ 3,767,400
Deferred underwriting fee payable				4,636,800		1,255,800	$ 5,892,600		$ 9,660,000
Deferred underwriting fee payable derecognized				3,767,400	$ 4,436,713	4,636,800
Excise tax imposed on common stock redemptions					$ (424,059)
Excise tax liability						$ 424,059
Percentage of excise tax liability						1.00%
Reduction in deferred underwriting fee payable, Waiver		$ 4,636,800
PRIVETERRA ACQUISITION CORP. | Warrants
COMMITMENTS AND CONTINGENCIES
Deferred underwriting fee payable derecognized				162,571
PRIVETERRA ACQUISITION CORP. | AEON
COMMITMENTS AND CONTINGENCIES
Agreed amount with certain investors								$ 20,000,000
PRIVETERRA ACQUISITION CORP. | Class A Common stock
COMMITMENTS AND CONTINGENCIES
Deferred underwriting commission				3,604,829		$ 4,436,713
Deferred underwriting fee payable derecognized				3,604,829
Shares Outstanding						25,597,728
Excise tax imposed on common stock redemptions						$ 258,999,909
Common stock, par value per share	$ 0.0001					$ 0.0001	$ 0.0001		$ 0.0001
Number of shares issued	25,597,728
Redemption price	$ 10.11
Aggregate redemption amount	$ 258,999,909
Aggregate redemption shares	2,002,272
PRIVETERRA ACQUISITION CORP. | Class A Common stock | Warrants
COMMITMENTS AND CONTINGENCIES
Deferred underwriting fee payable derecognized				162,571		$ 200,087
PRIVETERRA ACQUISITION CORP. | Business Combination Agreement | Warrants
COMMITMENTS AND CONTINGENCIES
Deferred underwriting fee payable derecognized				200,087
PRIVETERRA ACQUISITION CORP. | Business Combination Agreement | Class A Common stock
COMMITMENTS AND CONTINGENCIES
Deferred underwriting fee payable derecognized				$ 4,436,713
PRIVETERRA ACQUISITION CORP. | Business Combination Agreement | Class A Common stock | AEON
COMMITMENTS AND CONTINGENCIES
Common stock, par value per share			$ 0.0001				$ 0.0001
Equity value of the company to be acquired			$ 165,000,000				$ 165,000,000
Shares held back to satisfy the conditions			809,000				809,000